Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Environmental Loss Contingencies by Site

The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at March 31, 2013 and December 31, 2012:

	Number of Sites		Liability		Range of Reasonably Possible Costs
Site Description	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	Low	High
Geismar, LA	1	1	$16	$17	$10	$24
Superfund and offsite landfills— allocated share:
Less than 1%	17	22	1	1	1	2
Equal to or greater than 1%	12	12	7	6	5	14
Currently-owned	13	13	7	7	5	13
Formerly-owned:
Remediation	11	11	5	2	5	15
Monitoring only	4	4	1	1	—	1

Total	58	63	$37	$34	$26	$69

The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at December 31, 2012 and 2011:

	Number of Sites		Liability		Range of Reasonably Possible Costs
Site Description	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011	Low	High
Geismar, LA	1	1	$17	$17	$10	$24
Superfund and offsite landfills—allocated share:
Less than 1%	22	31	1	1	1	2
Equal to or greater than 1%	12	12	6	7	5	13
Currently-owned	13	12	7	5	5	13
Formerly-owned:
Remediation	11	10	2	1	2	15
Monitoring only	4	5	1	1	—	1

Total	63	71	$34	$32	$23	$68

Long-term Purchase Commitment

The Company is required to make minimum annual payments under these contracts as follows:

Year	Minimum Annual Purchase Commitments
2013	$278
2014	92
2015	64
2016	49
2017	48
2018 and beyond	235

Total minimum payments	766
Less: Amount representing interest	(43)

Present value of minimum payments	$723